Acquisition Activities Tygris Day Before Acquisition Date Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 04, 2010 Tygris	May 28, 2010 Bank Of Florida
Business Acquisition [Line Items]
Cash	$ 69,480	$ 147,702
Lease financing receivables	538,137
Investment securities		162,275
Equipment under operating leases	10,692
Loans, net (covered assets)		888,760
OREO (covered assets)		22,132
Core deposit premium	6,259	3,200
Indemnification asset	30,766
Deferred tax asset, net	113,195	5,765
Premises and equipment	2,166
Other assets	6,815	155,797
Goodwill		9,999
Total Assets Acquired	777,510	1,395,630
Accounts payable and accrued expenses	33,544
Liabilities Assumed Noninterest-bearing deposits		104,088
Interest rate derivatives	12,079
Interest-bearing deposits		1,102,748
Borrowings	372,320	149,240
Other liabilities		39,554
Total Liabilities Assumed	417,943	1,395,630
Total Identifiable Net Assets	$ 359,567